Revenue from Contracts with Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with Customers
The Company recognizes revenue for each separately identifiable performance obligation in a contract representing an obligation to transfer a distinct good or service to a customer. In most cases, goods and services provided under the Company’s contracts are accounted for as single performance obligations due to the complex and integrated nature of our products and services. These contracts generally require significant integration of a group of goods and/or services to deliver a combined output. In some contracts, the Company provides multiple distinct goods or services to a customer. In those cases, the Company accounts for the distinct contract deliverables as separate performance obligations and allocates the transaction price to each performance obligation based on its relative standalone selling price, which is generally estimated using cost plus a reasonable margin. We classify revenues as products or services on our Consolidated Statements of Earnings based on the predominant attributes of the performance obligations. While the Company provides warranties on certain contracts, we typically do not provide for services beyond standard assurances and therefore do not consider warranties to be separate performance obligations. Typically we enter into three types of contracts: fixed-price contracts, cost-plus contracts and T&M contracts (cost-plus contracts and T&M contracts are aggregated below as flexibly priced contracts). The majority of our total revenues are derived from fixed-price contracts; refer to the revenue disaggregation disclosures that follow.
For fixed-price contracts, customers agree to pay a fixed amount, negotiated in advanced for a specified scope of work.
For cost-plus contracts typically we are reimbursed for allowable or otherwise defined total costs (defined as cost of revenues plus allowable general and administrative expenses) incurred, plus a fee. The contracts may also include incentives for various performance criteria, including quality, timeliness and cost-effectiveness. In addition, costs are generally subject to review by clients and regulatory audit agencies, and such reviews could result in costs being disputed as non-reimbursable under the terms of the contract.
T&M contracts provide for reimbursement of labor hours expended at a contractual fixed labor rate per hour, plus the actual costs of material and other direct non-labor costs. The fixed labor rates on T&M contracts include amounts for the cost of direct labor, indirect contract costs and profit.
Estimating the transaction price for an arrangement requires judgment and is based on expected results which are determined using the Company’s historical data. We estimate that the revenue that we expect to be entitled to receive from a customer to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur.
Revenue from contracts with customers is recognized when the performance obligations are satisfied through the transfer of control over the good or service to the customer, which may occur either over time or at a point in time.
Revenues for the majority of our contracts are measured as determined by the ratio of cumulative costs incurred to date to estimated total contract costs at completion (the "cost-to-cost method"). We believe this is an appropriate measure of progress toward satisfaction of performance obligations as this measure most accurately depicts the progress of our work and transfer of control to our customers. Due to the long-term nature of many of our contracts, developing the estimated total cost at completion and total transaction price often requires judgment. Factors that must be considered in estimating the cost of the work to be completed include the nature and complexity of the work to be performed, subcontractor performance and the risk and impact of delayed performance.
After establishing the estimated total cost at completion, we follow a standard Estimate at Completion (“EAC”) process in which we review the progress and performance on our ongoing contracts at least quarterly. Adjustments to original estimates for a contract's revenue, estimated costs at completion and estimated profit or loss often are required as work progresses under a contract, as experience is gained and as more information is obtained, even though the scope of work required under the contract may not change and are also required if contract modifications occur. When adjustments in estimated total costs at completion or in estimated total transaction price are determined, the related impact on revenue and operating income are recognized using the cumulative catch-up method, which recognizes in the current period the cumulative effect of such adjustments for all prior periods. Any anticipated losses on these contracts are fully recognized in the period in which the losses become evident.
EAC adjustments had the following impacts to revenue for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in millions)	2022	2021	2022	2021
Revenue	$(10)	$(8)	$(11)	$(9)
Total % of Revenue	1.6%	1.3%	0.9%	0.7%
The impacts noted above are attributed primarily to changes in our firm-fixed-price type programs. They consist of changes in the designs required to achieve contractual specifications for fixed priced development programs and inflationary impacts on certain naval production programs that resulted in a change in the programs’ estimate and related profitability. The reduction to revenue for the three- and six-month periods ended June 30, 2022 and June 30, 2021 was attributed primarily to certain cost impacts on surface ship programs within our IMS segment and inflationary pressures on naval programs within our ASC segment.
Conversely, if the requirements for the recognition of contracts over time are not met, revenue is recognized at a point in time when control transfers to the customer, which is generally upon transfer of title. In such cases, the production that is in progress and costs that will be recognized at a future point in time are reported within "inventories".
Costs to obtain a contract are incremental direct costs incurred to obtain a contract with a customer, including sales commissions and dealer fees, and are capitalized if material. Costs to fulfill a contract include costs directly related to a contract or specific anticipated contract (e.g., certain design costs) that generate or enhance our ability to satisfy our performance obligations under these contracts. These costs are capitalized to the extent they are expected to be recovered from the associated contract.
Contract Assets and Liabilities
The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets), and customer advances and deposits (contract liabilities) on the Consolidated Balance Sheets. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., biweekly or monthly) or upon achievement of contractual milestones. Generally, billing occurs subsequent to revenue recognition, resulting in contract assets. However, we sometimes receive advances or deposits from our customers before revenue is recognized, resulting in contract liabilities.

(Dollars in millions)	June 30, 2022	December 31, 2021
Contract assets	$874	$743
Contract liabilities	156	174
Net contract assets	$718	$569
Revenue recognized in the three-and six-month periods ended June 30, 2022 that was included in the contract liability balance at the beginning of each period was $33 million and $107 million, respectively. Revenue recognized in the three- and six-month periods ended June 30, 2021 that was included in the contract liability balance at the beginning of each period was $20 million and $89 million, respectively.
The change in the balances of the Company’s contract assets and liabilities primarily results from timing differences between revenue recognition and customer billings and/or payments.
Contract assets related to amounts withheld by customers until contract completion are not considered a significant financing component of our contracts because the intent is to protect the customers from our failure to satisfactorily complete our performance obligations. Payments received from customers in advance of revenue recognition (contract liabilities) are not considered a significant financing component of our contracts because they are utilized to pay for contract costs within a one-year period or are requested by us to ensure the customers meet their payment obligations.
Value of Remaining Performance Obligations
The value of remaining performance obligations, which we also refer to as total backlog, includes the following components:
•Funded - Funded backlog represents the revenue value of orders for services under existing contracts for which funding is appropriated or otherwise authorized less revenue previously recognized on these contracts.
•Unfunded - Unfunded backlog represents the revenue value of firm orders for products and services under existing contracts for which funding has not yet been appropriated less funding previously recognized on these contracts.
The following table summarizes the value of our total backlog as of June 30, 2022, incorporating both funded and unfunded components:

Backlog:	June 30, 2022
(Dollars in millions)
Total Backlog	$3,051
We expect to recognize approximately 39% of our June 30, 2022 backlog as revenue over the next six months, with the remainder to be recognized thereafter.
Disaggregation of Revenue
ASC: ASC revenue is primarily derived from U.S. government development and production contracts and is generally recognized over time using the cost-to-cost method. We disaggregate ASC revenue by geographical region, customer relationship and contract type. We believe these categories best depict how the nature, amount, timing and uncertainty of ASC revenue and cash flows are affected by economic factors:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in millions)	2022	2021	2022	2021
Revenue by Geographical Region
United States	$367	$457	$739	$901
International	74	28	96	63
Intersegment Sales	3	4	5	7
Total	$444	$489	$840	$971
Revenue by Customer Relationship
Prime contractor	$216	$279	$448	$555
Subcontractor	225	206	387	409
Intersegment Sales	3	4	5	7
Total	$444	$489	$840	$971
Revenue by Contract Type
Firm Fixed Price	$394	$419	$736	$845
Flexibly Priced(1)	47	66	99	119
Intersegment Sales	3	4	5	7
Total	$444	$489	$840	$971
________________
(1)Includes revenue derived from time-and-materials contracts.
IMS: IMS revenue is primarily derived from U.S. government development and production contracts and is generally recognized over time using the cost-to-cost method. We disaggregate IMS revenue by geographical region, customer relationship and contract type
We believe these categories best depict how the nature, amount, timing and uncertainty of IMS revenue and cash flows are affected by economic factors:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in millions)	2022	2021	2022	2021
Revenue by Geographical Region
United States	$178	$160	$390	$349
International	8	14	14	26
Intersegment Sales	1	—	1	—
Total	$187	$174	$405	$375
Revenue by Customer Relationship
Prime contractor	$36	$42	$69	$86
Subcontractor	150	132	335	289
Intersegment Sales	1	—	1	—
Total	$187	$174	$405	$375
Revenue by Contract Type
Firm Fixed Price	$154	$146	$347	$316
Flexibly Priced(1)	32	28	57	59
Intersegment Sales	1	—	1	—
Total	$187	$174	$405	$375
________________
(1)Includes revenue derived from time-and-materials contracts.
Revenue from Contracts with Customers
The Company recognizes revenue for each separately identifiable performance obligation in a contract representing an obligation to transfer a distinct good or service to a customer. In most cases, goods and services provided under the Company’s contracts are accounted for as single performance obligations due to the complex and integrated nature of our products and services. These contracts generally require significant integration of a group of goods and/or services to deliver a combined output. In some contracts, the Company provides multiple distinct goods or services to a customer. In those cases, the Company accounts for the distinct contract deliverables as separate performance obligations and allocates the transaction price to each performance obligation based on its relative standalone selling price, which is generally estimated using cost plus a reasonable margin. We classify revenues as products or services on our Consolidated Statements of Earnings based on the predominant attributes of the performance obligations. While the Company provides warranties on certain contracts, we typically do not provide for services beyond standard assurances and therefore do not consider warranties to be separate performance obligations. Typically we enter into three types of contracts: fixed-price contracts, cost-plus contracts and T&M contracts (cost-plus contracts and T&M contracts are aggregated below as flexibly priced contracts). The majority of our total revenues are derived from fixed-price contracts; refer to the revenue disaggregation disclosures that follow.
For fixed-price contracts, customers agree to pay a fixed amount, negotiated in advanced for a specified scope of work.
For cost-plus contracts typically we are reimbursed for allowable or otherwise defined total costs (defined as cost of revenues plus allowable general and administrative expenses) incurred, plus a fee. The contracts may also include incentives for various performance criteria, including quality, timeliness and cost-effectiveness. In addition, costs are generally subject to review by clients and regulatory audit agencies, and such reviews could result in costs being disputed as non-reimbursable under the terms of the contract.
T&M contracts provide for reimbursement of labor hours expended at a contractual fixed labor rate per hour, plus the actual costs of material and other direct non-labor costs. The fixed labor rates on T&M contracts include amounts for the cost of direct labor, indirect contract costs and profit.
Estimating the transaction price for an arrangement requires judgment and is based on expected results which are determined using the Company’s historical data. We estimate that the revenue that we expect to be entitled to receive from a customer to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur.
Revenue from contracts with customers is recognized when the performance obligations are satisfied through the transfer of control over the good or service to the customer, which may occur either over time or at a point in time.
Revenues for the majority of our contracts are measured as determined by the ratio of cumulative costs incurred to date to estimated total contract costs at completion (the "cost-to-cost method"). We believe this is an appropriate measure of progress toward satisfaction of performance obligations as this measure most accurately depicts the progress of our work and transfer of control to our customers. Due to the long-term nature of many of our contracts, developing the estimated total cost at completion and total transaction price often requires judgment. Factors that must be considered in estimating the cost of the work to be completed include the nature and complexity of the work to be performed, subcontractor performance and the risk and impact of delayed performance.
After establishing the estimated total cost at completion, we follow a standard Estimate at Completion (“EAC”) process in which we review the progress and performance on our ongoing contracts at least quarterly. Adjustments to original estimates for a contract's revenue, estimated costs at completion and estimated profit or loss often are required as work progresses under a contract, as experience is gained and as more information is obtained, even though the scope of work required under the contract may not change and are also required if contract modifications occur. When adjustments in estimated total costs at completion or in estimated total transaction price are determined, the related impact on revenue and operating income are recognized using the cumulative catch-up method, which recognizes in the current period the cumulative effect of such adjustments for all prior periods. Any anticipated losses on these contracts are fully recognized in the period in which the losses become evident.
EAC adjustments had the following impacts to revenue for the periods presented:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue	$(34)	$(77)	$(55)
Total % of Revenue	1%	3%	2%
The impacts noted above are attributed primarily to changes in our firm-fixed-price development type programs. As changes happen in the design required to achieve contractual specifications, those changes often result in the programs’ estimate and related profitability. The reductions to revenue for the years ended December 31, 2021, 2020 and 2019 were related to certain masted surveillance and submarine electric propulsion programs within our IMS segment, solider sensing programs within our ASC segment and adjustments to the measurement of variable consideration related to certain requests for equitable adjustment with the U.S. Navy also within our ASC segment.
Conversely, if the requirements for the recognition of contracts over time are not met, revenue is recognized at a point in time when control transfers to the customer, which is generally upon transfer of title. In such cases, the production that is in progress and costs that will be recognized at a future point in time are reported within "inventories".
Costs to obtain a contract are incremental direct costs incurred to obtain a contract with a customer, including sales commissions and dealer fees, and are capitalized if material. Costs to fulfill a contract include costs directly related to a contract or specific anticipated contract (e.g., certain design costs) that generate or enhance our ability to satisfy our performance obligations under these contracts. These costs are capitalized to the extent they are expected to be recovered from the associated contract.
Contract Assets and Liabilities
The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets), and customer advances and deposits (contract liabilities) on the Consolidated Balance Sheet. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., biweekly or monthly) or upon achievement of contractual milestones. Generally, billing occurs subsequent to revenue recognition, resulting in contract assets. However, we sometimes receive advances or deposits from our customers before revenue is recognized, resulting in contract liabilities.

	Year Ended December 31,
(Dollars in millions)	2021	2020
Contract assets	$743	$672
Contract liabilities	174	177
Net contract assets	$569	$495
Revenue recognized in 2021 and 2020 that was included in the contract liability balance at the beginning of each year was $108 million and $104 million, respectively.
The change in the balances of the Company’s contract assets and liabilities primarily results from timing differences between revenue recognition and customer billings and/or payments.
Contract assets related to amounts withheld by customers until contract completion are not considered a significant financing component of our contracts because the intent is to protect the customers from our failure to satisfactorily complete our performance obligations. Payments received from customers in advance of revenue recognition (contract liabilities) are not considered a significant financing component of our contracts because they are utilized to pay for contract costs within a one-year period or are requested by us to ensure the customers meet their payment obligations.
Value of Remaining Performance Obligations
The value of remaining performance obligations, which we also refer to as total backlog, includes the following components:
•Funded - Funded backlog represents the revenue value of orders for services under existing contracts for which funding is appropriated or otherwise authorized less revenue previously recognized on these contracts.
•Unfunded - Unfunded backlog represents the revenue value of firm orders for products and services under existing contracts for which funding has not yet been appropriated less funding previously recognized on these contracts.
The following table summarizes the value of our backlog at December 31, 2021 and 2020:

Backlog:	Year Ended December 31,
(Dollars in millions)	2021	2020
Funded	$2,510	$2,847
Unfunded	351	444
Total Backlog	$2,861	$3,291
We expect to recognize approximately 62.5% of our December 31, 2021 backlog as revenue over the next 12 months, with the remainder to be recognized thereafter.
Disaggregation of Revenue
ASC: ASC revenue is primarily derived from U.S. government development and production contracts and is generally recognized over time using the cost-to-cost method. We disaggregate ASC revenue by geographical region, customer relationship and contract type. We believe these categories best depict how the nature, amount, timing and uncertainty of ASC revenue and cash flows are affected by economic factors:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue by Geographical Region
United States	$1,808	$1,763	$1,699
International	113	182	99
Intersegment Sales	19	13	12
Total	$1,940	$1,958	$1,810
Revenue by Customer Relationship
Prime contractor	$1,209	$1,063	$1,027
Subcontractor	712	882	771
Intersegment Sales	19	13	12
Total	$1,940	$1,958	$1,810
Revenue by Contract Type
Firm Fixed Price	$1,667	$1,716	$1,570
Flexibly Priced(1)	254	229	228
Intersegment Sales	19	13	12
Total	$1,940	$1,958	$1,810
__________________
(1)Includes revenue derived from time-and-materials contracts.
IMS: IMS revenue is primarily derived from U.S. government development and production contracts and is generally recognized over time using the cost-to-cost method. We disaggregate IMS revenue by geographical region, customer relationship and contract type. We believe these categories best depict how the nature, amount, timing and uncertainty of IMS revenue and cash flows are affected by economic factors:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue by Geographical Region
United States	$913	$792	$895
International	45	41	21
Intersegment Sales	1	1	1
Total	$959	$834	$917
Revenue by Customer Relationship
Prime contractor	$174	$283	$442
Subcontractor	784	550	474
Intersegment Sales	1	1	1
Total	$959	$834	$917
Revenue by Contract Type
Firm Fixed Price	$831	$692	$763
Flexibly Priced(1)	127	141	153
Intersegment Sales	1	1	1
Total	$959	$834	$917
__________________
(1)Includes revenue derived from time-and-materials contracts.